Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net loss	$ (8,002,644)	$ (11,519,933)	$ (11,531,781)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	530,858	479,081	363,648
Loss from long-term investment	105,464	478,403	29,203
Allowance for credit losses	442,974	507,798	579,938
Reversal of credit losses	(778,768)	(338,660)
Loss form termination of right-of use assets	1,120,427
Amortization of right-of-use assets	1,443,556	1,305,386	1,557,714
Inventory provision(reversal)	235,674	(438,949)	1,102,119
Deferred income taxes	30,583	129,760	(420,514)
Share-based compensation		129,690	1,847,926
Property and equipment written off	96,947	49,855
Changes in operating assets and liabilities:
Accounts receivables	438,115	3,184,915	(1,661,261)
Accounts receivable - related Parties	46,782	232,236	161,460
Inventories	(501,890)	5,197,234	(3,074,027)
Advance to suppliers	3,219,853	18,070,744	(17,985,535)
Advance to suppliers - related parties	7,025,939	(9,924,991)
Prepaid expenses and other current assets	(447,774)	241,799	263,847
Accounts payables	(1,630,249)	(2,413,634)	1,715,092
Accounts payables - related parties	(122,836)	(1,572,497)	(101,225)
Contract liabilities	50,145	(15,711,320)	16,928,087
Operating lease liabilities	(2,628,688)	(1,241,153)	(1,696,455)
Taxes payable	13,915	(41,673)	64,380
Accrued expenses and other liabilities	101,801	(295,922)	(135,591)
Net cash provided by (used in) operating activities	790,184	(13,491,831)	(11,992,975)
Cash flows from investing activities:
Long-term investment in a noncontrolling entity		(25,473)
Purchase of intangible assets	(6,371)	(4,864)	(677,702)
Purchase of equipment	(117,590)	(12,046)	(660,488)
Net cash used in investing activities	(123,961)	(42,383)	(1,338,190)
Cash flows from financing activities:
Proceeds from issuance of Ordinary Shares			9,883,240
Proceeds from short-term loans		425,731	2,530,929
Repayment of short-term loans	(421,248)	(2,412,477)	(2,530,929)
Proceeds from related party loans	403,249	353,761	55,529
Net cash provided by (used in) financing activities	(17,999)	(1,632,985)	9,938,769
Effect of exchange rate changes on cash and restricted cash	286,415	(300,622)	(1,139,229)
Net increase (decrease) in cash and restricted cash	934,639	(15,467,821)	(4,531,625)
Cash and restricted cash, beginning of year	1,250,281	16,718,102	21,249,727
Cash and restricted cash, end of year	2,184,920	1,250,281	16,718,102
Reconciliation of cash and restricted cash to the consolidated balance sheets
Cash	2,184,920	1,250,281	13,718,102
Restricted cash			3,000,000
Total cash and restricted cash	2,184,920	1,250,281	16,718,102
Supplemental disclosure information:
Cash paid for income tax	103	2,719
Cash paid for interest	29,721	76,049	117,070
Supplemental non-cash activities:
Cash paid in prior year for purchase of fixed assets	11,919	93,153
Cash paid in prior year for purchase of intangible assets			88,198
Lease liabilities arising from obtaining right-of-use assets	$ 2,907,612	$ 16,848	$ 34,090